Parent company information - Summary of Parent Company Information - Condensed Statements of Cash Flows (Detail) - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2024	Oct. 31, 2023
Cash flows from operating activities
Net income		$ 16,240	$ 14,612
Adjustments to determine net cash from operating activities:
Change in deposits, net of securitizations		91,596	43,990
Change in loans, net of securitizations		(55,007)	(34,688)
Change in trading securities		8,886	(41,946)
Change in obligations related to assets sold under repurchase agreements and securities loaned		(35,581)	61,291
Change in assets purchased under reverse repurchase agreements and securities borrowed		(10,168)	(22,346)
Change in obligations related to securities sold short		727	(1,860)
Other operating activities, net		(16,429)	1,226
Net cash from (used in) operating activities		23,139	26,079
Cash flows from investing activities
Change in interest-bearing deposits with banks		5,066	18,743
Purchases of investment securities		(193,307)	(202,456)
Net acquisitions of premises and equipment and other intangibles		(2,280)	(2,730)
Net cash from (used in) investing activities		(20,887)	(28,265)
Cash flows from financing activities
Issuance of subordinated debentures		3,250	1,500
Repayment of subordinated debentures		(1,500)	(170)
Issue of common shares, net of issuance costs		159	65
Common shares purchased for cancellation		(140)
Issue of preferred shares and other equity instruments, net of issuance costs		2,702
Redemption of preferred shares and other equity instruments		(1,021)
Net cash from (used in) financing activities		(8,146)	(9,833)
Net change in cash and due from banks		(5,266)	(10,408)
Cash and due from banks at beginning of period	[1]	61,989	72,397
Cash and due from banks at end of period	[1]	56,723	61,989
Supplemental disclosure of cash flow information
Amount of interest paid		73,639	54,698
Amount of interest received		102,127	81,090
Amount of dividends received		3,502	3,362
Amount of income taxes paid		3,410	4,964
Parent [member]
Cash flows from operating activities
Net income		16,230	14,605
Adjustments to determine net cash from operating activities:
Change in undistributed earnings of subsidiaries		(15,179)	(12,550)
Change in deposits, net of securitizations		77,327	50,306
Change in loans, net of securitizations		(56,572)	(30,055)
Change in trading securities		3,162	(12,832)
Change in obligations related to assets sold under repurchase agreements and securities loaned		(2,860)	21,954
Change in assets purchased under reverse repurchase agreements and securities borrowed		(24,203)	(17,378)
Change in obligations related to securities sold short		(1,721)	(819)
Other operating activities, net		(2,565)	5,000
Net cash from (used in) operating activities		(6,381)	18,231
Cash flows from investing activities
Change in interest-bearing deposits with banks		7,247	23,424
Proceeds from sales and maturities of investment securities		167,772	127,965
Purchases of investment securities		(152,935)	(153,099)
Net acquisitions of premises and equipment and other intangibles		(1,277)	(2,075)
Cash used in an acquisition, net of cash acquired		(12,872)
Change in cash invested in subsidiaries		1,252	(3,802)
Change in net funding provided to subsidiaries		(166)	(12,531)
Net cash from (used in) investing activities		9,021	(20,118)
Cash flows from financing activities
Issuance of subordinated debentures		3,239	1,500
Repayment of subordinated debentures		(1,500)	(110)
Issue of common shares, net of issuance costs		159	65
Common shares purchased for cancellation		(140)
Issue of preferred shares and other equity instruments, net of issuance costs		2,702
Redemption of preferred shares and other equity instruments		(1,021)
Dividends paid on shares and distributions paid on other equity instruments		(6,637)	(5,549)
Repayment of lease liabilities		(268)	(311)
Net cash from (used in) financing activities		(3,466)	(4,405)
Net change in cash and due from banks		(826)	(6,292)
Cash and due from banks at beginning of period		41,770	48,062
Cash and due from banks at end of period		40,944	41,770
Supplemental disclosure of cash flow information
Amount of interest paid		55,119	35,104
Amount of interest received		67,857	49,098
Amount of dividends received		2,869	2,628
Amount of income taxes paid		$ 504	$ 2,604

[1]	We are required to maintain balances due to regulatory requirements or contractual restrictions from central banks, other regulatory authorities, and other counterparties. The total balances were $2 billion as at October 31, 2024 (October 31, 2023 – $3 billion; October 31, 2022 – $2 billion).